Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000089187 [Member]
Shareholder Report [Line Items]
Fund Name	Pacific Capital Tax-Free Securities Fund
Class Name	Class Y
Trading Symbol	PTXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Capital Tax-Free Securities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
Additional Information Phone Number	(888) 678‑6034
Additional Information Website	https://www.boh.com/personal/mutual‑funds
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacific Capital Tax-Free Securities Fund (Class Y / PTXFX)	$8	0.15%*
* Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 236,335,248
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$236,335,248
Total number of portfolio holdings	102
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.2%
AAA	7.5%
AA	75.6%
A	13.7%
BAA	0.3%
BA	0.0%
Cash	2.7%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself.
C000089188 [Member]
Shareholder Report [Line Items]
Fund Name	Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Name	Class Y
Trading Symbol	PTFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Capital Tax-Free Short Intermediate Securities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
Additional Information Phone Number	(888) 678‑6034
Additional Information Website	https://www.boh.com/personal/mutual‑funds
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacific Capital Tax-Free Short Intermediate Securities Fund (Class Y / PTFSX)	$21	0.42%*
* Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[2]
Net Assets	$ 44,075,822
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,075,822
Total number of portfolio holdings	64
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	9.3%
AAA	3.9%
AA	70.3%
A	11.2%
BAA	0.7%
BA	1.1%
Cash	3.5%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself.

[1]	Annualized
[2]	Annualized